Intellectual Property	3 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual Property

Note 3—Intellectual Property

We have exclusive license agreements on thirty (30) issued and two (2) pending patents for technologies developed by researchers at the National Cancer Institute, The University of Texas MD Anderson Cancer Center, and The University of Texas Southwestern Medical Center. These patents comprise various therapeutic, diagnostic, technical and processing claims. These license rights will be amortized on a straight-line basis over the estimated period of useful lives of the underlying patents or the license agreements.